Nationwide Life Insurance Company: • Nationwide Variable Account

Prospectus supplement dated July 13, 2010

to Prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Subject to shareholder approval, effective July 16, 2010, this underlying mutual fund will change its name as indicated below:

Old Name	New Name
Evergreen Equity Income Fund: Class I	Wells Fargo Advantage – Classic Value: Administrative Class